Note 18 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Total non-current assets
	As at November 30,	As at November 30,
	2023	2022
	($)	($)
Canada	59,488	85,814
Colombia	30,139	29,411
Brazil	13,977	14,762
Peru	7,135	7,056
United States	2,412	1,088
Total	113,151	138,131
	Total operating loss
	For the year ended
	November 30, 2023	November 30, 2022
	($)	($)
Canada	10,868	9,668
United States	9,882	858
Brazil	2,932	848
Colombia	1,355	2,139
Peru	237	149
Total	25,274	13,662

Disclosure of assets and liabilities of operating segments [text block]
	Total assets		Total liabilities
	As at November 30,	As at November 30,	As at November 30,	As at November 30,
	2023	2022	2023	2022
	($)	($)	($)	($)
U.S. GoldMining(1)	18,862	1,325	1,272	1,127
Others(2)	118,016	146,004	3,193	11,111
Total	136,878	147,329	4,465	12,238

Disclosure of comprehensive income by operating segment [text block]
	For the year ended November 30, 2023			For the year ended November 30, 2022
	U.S. GoldMining(1)	Others(2)	Total	U.S. GoldMining(1)	Others(2)	Total
	($)	($)	($)	($)	($)	($)
Expenses
Consulting fees	18	307	325	-	223	223
Depreciation	55	147	202	38	172	210
Directors' fees, salaries and benefits	344	1,827	2,171	91	1,431	1,522
Exploration expenses	6,828	1,882	8,710	703	2,412	3,115
General and administrative	3,059	4,418	7,477	90	4,829	4,919
Professional fees	2,249	1,584	3,833	1,144	1,457	2,601
Share-based compensation	497	2,790	3,287	7	2,385	2,392
Share of loss on investment in joint venture	-	40	40	-	59	59
Share of loss on investment in associate	-	116	116	-	-	-
Impairment of exploration and evaluation assets	-	1,809	1,809	-	-	-
Recovery on the receipt of mineral property option payments	-	(2,696)	(2,696)	-	(1,379)	(1,379)
	13,050	12,224	25,274	2,073	11,589	13,662
Operating loss	(13,050)	(12,224)	(25,274)	(2,073)	(11,589)	(13,662)

Other items
Dividend income	-	856	856	-	802	802
Unrealized loss on long-term investments	-	(180)	(180)	-	-	-
Gain on government loan forgiveness	-	-	-	-	10	10
Gain (loss) on modification of margin loan	-	(422)	(422)	-	834	834
Interest income	577	80	657	-	53	53
Other income	-	59	59	-	4	4
Accretion of rehabilitation provisions	(14)	(21)	(35)	(8)	(11)	(19)
Financing costs	-	(1,266)	(1,266)	-	(1,748)	(1,748)
Net foreign exchange gain (loss)	(1)	57	56	-	(683)	(683)
Net loss for the year before taxes	(12,488)	(13,061)	(25,549)	(2,081)	(12,328)	(14,409)
Current income tax expense	(7)	7	-	-	(11)	(11)
Deferred income tax recovery (expense)	-	(4,900)	(4,900)	-	1,220	1,220
Net loss for the year	(12,495)	(17,954)	(30,449)	(2,081)	(11,119)	(13,200)